Victory Pioneer International Equity Fund Investment Strategy - Victory Pioneer International Equity Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the Fund’s assets will be invested in securities of companies domiciled in at least three different foreign countries. Generally, the Fund’s investments in any country are limited to 25% or less of its total assets. However, from time to time, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound and the euro.The Fund may invest without limitation in securities of emerging market issuers, but generally will not invest more than 25% of its total assets in securities of issuers located in any one emerging market country. The Fund considers emerging market issuers to include issuers organized under the laws of an emerging market country, issuers with a principal office in an emerging market country, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets, and emerging market governmental issuers. Emerging markets generally will include, but not be limited to, countries included in the Morgan Stanley Capital International (MSCI) Emerging + Frontier Markets Index.For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (“REITs”), warrants, rights, and preferred stocks. The Fund may invest in initial public offerings of equity securities. The Fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments, including as a means of managing relative currency exposure.The Fund may invest up to 20% of its total assets in debt securities of U.S. and non-U.S. issuers. The Fund may invest up to 5% of its net assets in below-investment-grade debt securities (known as “junk bonds”), including below-investment-grade convertible debt securities and securities of issuers that are in default.The Fund may, but is not required to, use derivatives. The Fund may use derivatives, including forward foreign currency exchange contracts, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term instruments.The Adviser uses a value approach to select the Fund's investments. The Adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values. The Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth, employing a bottom-up analytical style. In making that assessment, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The Adviser focuses on the quality and price of individual issuers and securities.The Adviser generally sells a portfolio security when it believes that the security’s market value reflects its intrinsic value. The Adviser makes that determination based upon the same criteria it uses to select portfolio securities.